Transmission Line Projects Accounted for under IFRIC 12, 'Service Concession Arrangements' - Schedule of Movement of Contract Assets (Detail) - 12 months ended Mar. 31, 2023
₨ in Millions, $ in Millions
	INR (₨)	USD ($)	USD ($)
Contract assets [abstract]
Balance at the beginning of the year	₨ 0	$ 0
Recognition of contract assets	7,557	92
Unwinding of contract assets	154	2
Balance at the end of the year	7,711	$ 94
Non-current	7,139		$ 87
Current	₨ 572		$ 7